Acquisitions and Dispositions - Summary of Assets and Liabilities Held for Disposal (Detail) $ in Millions	Dec. 31, 2017 ARS ($)
Disclosure of assets and liabilities classified as held for disposal [abstract]
Property, plant and equipment	$ 4,982
Investments in associates and joint ventures	2,117
Inventories	1
Other receivables	914
Trade receivables	713
Investments in financial assets	78
Cash and cash equivalents	61
Subtotal	8,866
Eliminations	(43)
Total	8,823
Provisions	96
Deferred tax liabilities	282
Salaries and social security	47
Other liabilities	1
Loans	4,072
Accounts payable	938
Subtotal	5,436
Eliminations	(1,243)
Total	$ 4,193